Schedule of Investments (unaudited) March 31, 2020	BlackRock Enhanced Government Fund, Inc. (EGF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities — 1.3%
Securitized Asset Backed Receivables LLC Trust (a):
Series 2005-OP1, Class M2, (1 mo. LIBOR US + 0.45%), 1.62%, 01/25/35	$265	$235,449
Series 2005-OP2, Class M1, (1 mo. LIBOR US + 0.43%), 1.59%, 10/25/35	613	594,038

Total Asset-Backed Securities — 1.3% (Cost — $839,048)		829,487

Non-Agency Mortgage-Backed Securities — 0.1%

Collateralized Mortgage Obligations — 0.1%
Bank of America Mortgage Trust, Series 2003-J, Class 2A1, 4.03%, 11/25/33 (b)	37	31,823

Interest Only Collateralized Mortgage Obligations — 0.0%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 05/25/37	123	24,309

Total Non-Agency Mortgage-Backed Securities — 0.1% (Cost — $50,372)		56,132

Preferred Securities — 2.0%

Capital Trust — 2.0%

Electric Utilities — 2.0%
PPL Capital Funding, Inc., Series A, 4.04%, (c)	2,000	1,280,000

Total Capital Trusts — 2.0%		1,280,000

Total Preferred Securities — 2.0% (Cost — $1,980,520)		1,280,000

U.S. Government Sponsored Agency Securities — 61.2%

Agency Obligations — 10.1%
Fannie Mae Mortgage-Backed Securities, 4.50%, 02/01/46	2,645	2,892,964

Security	Par (000)	Value

Agency Obligations (continued)
Federal Farm Credit Banks Funding Corp., 4.55%, 06/08/20	$3,500	$3,531,678

		6,424,642

Collateralized Mortgage Obligations — 1.3%
Freddie Mac Mortgage-Backed Securities, Series 4480, Class ZX, 4.00%, 11/15/44	756	840,134

Interest Only Collateralized Mortgage Obligations — 1.1%
Fannie Mae Mortgage-Backed Securities:
Series 2012-96, Class DI, 4.00%, 02/25/27	473	14,543
Series 2012-47, Class NI, 4.50%, 04/25/42	798	121,707
Ginnie Mae Mortgage-Backed Securities:
Series 2006-30, Class IO, 2.39%, 05/16/46 (b)	197	10,806
Series 2009-78, Class SD, (1 mo. LIBOR US + 6.20%), 5.43%, 09/20/32 (a)	471	38,456
Series 2009-116, Class KS, (1 mo. LIBOR US + 6.47%), 5.77%, 12/16/39 (a)	229	36,936
Series 2011-52, Class NS, (1 mo. LIBOR US + 6.67%), 5.97%, 04/16/41 (a)	2,356	430,636

		653,084

Mortgage-Backed Securities — 48.7%
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/28	2,849	2,957,121
3.00%, 03/01/43	4,658	4,923,629
3.50%, 08/01/44	2,257	2,420,445
4.00%, 10/01/24 - 02/01/41	5,886	6,352,642
4.50%, 04/01/39 - 08/01/40	4,302	4,695,452
5.00%, 11/01/33 - 02/01/40	2,011	2,227,299
5.50%, 10/01/23 - 09/01/36	1,686	1,901,174
6.00%, 02/01/36 - 03/01/38	253	289,462
Freddie Mac Mortgage-Backed Securities:
3.50%, 08/01/33 - 01/01/46	4,652	4,961,985
4.50%, 05/01/34	136	145,963
Ginnie Mae Mortgage-Backed Securities, 5.00%, 11/15/35	4	4,130

		30,879,302

Total U.S. Government Sponsored Agency Securities — 61.2% (Cost — $36,340,266)		38,797,162

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Enhanced Government Fund, Inc. (EGF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations — 54.9%
U.S. Treasury Bills, 2.63%, 07/31/20	$900	$907,805
U.S. Treasury Bonds, 3.00%, 08/15/48 (d)	5,100	7,084,219
U.S. Treasury Notes:
2.75%, 08/15/21	6,500	6,730,039
2.75%, 07/31/23	500	540,508
2.00%, 05/31/24	7,500	8,012,695
2.88%, 07/31/25 (d)	10,230	11,550,309

Total U.S. Treasury Obligations — 54.9% (Cost — $30,912,467)		34,825,575

Total Long-Term Investments — 119.5% (Cost — $70,122,673)		75,788,356

Shares		Value

Short-Term Securities — 5.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21% (e)(f)	3,638,118	$3,638,118

Total Short-Term Securities — 5.7% (Cost — $3,638,118)		3,638,118

Total Investments Before Options Written — 125.2% (Cost — $73,760,791)		79,426,474

Options Written — (0.3)% (Premiums Received — $286,000)		(200,800)

Total Investments, Net of Options Written — 124.9% (Cost — $73,474,791)		79,225,674

Liabilities in Excess of Other Assets — (24.9)%		(15,782,396)

Net Assets — 100.0%		$63,443,278

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(e)	Annualized 7-day yield as of period end.
(f)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/19	Shares Purchased		Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,581,878	2,056,240	(b)	—	3,638,118	$3,638,118	$6,841	$—	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Enhanced Government Fund, Inc. (EGF)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Credit Suisse Securities (USA) LLC	1.64%	01/28/20	Open	$8,690,000	$8,714,651	U.S. Treasury Obligations	Open/Demand
Bofa Securities, Inc.	0.12%	03/31/20	4/01/20	7,108,125	7,108,148	U.S. Treasury Obligations	Open/Demand

				$15,798,125	$15,822,799

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency	Counterparty
Call
10-Year Interest Rate Swap, 05/01/2030,	0.61%	Semi-Annual	3-Month USD LIBOR, 1.45,	Quarterly	Barclays Bank PLC	04/29/20	.61%	USD	6,750	$(49,720)
2-Year Interest Rate Swap, 05/01/2022,	0.43	Semi-Annual	6-Month USD LIBOR, 1.18,	Quarterly	Barclays Bank PLC	04/29/20	.43	USD	27,000	(33,243)
30-Year Interest Rate Swap, 05/01/2050,	0.74	Semi-Annual	3-Month USD LIBOR, 1.45,	Quarterly	Barclays Bank PLC	04/29/20	.74	USD	3,375	(63,056)
5-Year Interest Rate Swap, 05/01/2025,	0.46	Semi-Annual	3-Month USD LIBOR, 1.45,	Quarterly	Barclays Bank PLC	04/29/20	.46	USD	17,100	(54,781)

										$(200,800)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

3

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Enhanced Government Fund, Inc. (EGF)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$829,487	$—	$829,487
Non-Agency Mortgage-Backed Securities	—	56,132	—	56,132
Capital Trust	—	1,280,000	—	1,280,000
U.S. Government Sponsored Agency Securities	—	38,797,162	—	38,797,162
U.S. Treasury Obligations	—	34,825,575	—	34,825,575
Short-Term Securities	3,638,118	—	—	3,638,118

	$3,638,118	$75,788,356	$—	$79,426,474

Derivative Financial Instruments(a)
Liabilities:
Interest rate contracts	$—	$(200,800)	$—	$(200,800)

(a)	Derivative financial instruments are options written which are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $15,822,799 are categorized as level 2 within the disclosure hierarchy.

4